Funding debts - Terms of the funding debts borrowed and asset-backed securities (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Funding debts
Weighted average interest rate on funding debts	9.10%	11.40%	9.70%